UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08340

Investment Company Act File Number

Greater India Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Greater India Portfolio

March 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.5%

Security	Shares	Value
India — 95.9%
Auto Components — 2.0%
Exide Industries, Ltd.	2,700,722	$6,423,581

		$6,423,581

Automobiles — 9.2%
Bajaj Auto, Ltd.	149,153	$4,886,774
Mahindra & Mahindra, Ltd.	504,585	8,017,357
Maruti Suzuki India, Ltd.	318,110	7,479,181
Tata Motors, Ltd.	805,400	3,932,960
Tata Motors, Ltd., Class A	1,767,540	4,986,896

		$29,303,168

Commercial Banks — 16.9%
HDFC Bank, Ltd.	1,466,565	$16,948,140
ICICI Bank, Ltd.	941,694	18,387,397
State Bank of India	162,948	6,255,098
Union Bank of India, Ltd.	1,476,480	5,961,481
Yes Bank, Ltd.	755,910	6,001,360

		$53,553,476

Construction & Engineering — 5.2%
Larsen & Toubro, Ltd.	547,702	$13,823,952
NCC, Ltd.	4,712,260	2,851,699

		$16,675,651

Construction Materials — 1.3%
Shree Cement, Ltd.	54,400	$4,036,607

		$4,036,607

Consumer Finance — 2.0%
Shriram Transport Finance Co., Ltd.	487,383	$6,225,760

		$6,225,760

Diversified Financial Services — 5.0%
IDFC, Ltd.	2,144,809	$5,688,869
Multi Commodity Exchange of India, Ltd.	274,850	4,198,263
Rural Electrification Corp., Ltd.	1,551,754	6,037,343

		$15,924,475

Electric Utilities — 2.5%
Power Grid Corporation of India, Ltd.	4,128,399	$8,044,967

		$8,044,967

Electrical Equipment — 0.9%
Crompton Greaves, Ltd.	1,623,070	$2,817,040

		$2,817,040

Food Products — 1.2%
McLeod Russel India, Ltd.	586,243	$3,807,207

		$3,807,207

Security	Shares	Value
Independent Power Producers & Energy Traders — 1.1%
NTPC, Ltd.	1,290,000	$3,369,510

		$3,369,510

Industrial Conglomerates — 1.2%
Aditya Birla Nuvo, Ltd.	215,770	$3,880,939

		$3,880,939

IT Services — 13.8%
HCL Technologies, Ltd.	662,844	$9,770,303
Infosys, Ltd.	187,103	9,968,447
Tata Consultancy Services, Ltd.	627,764	18,182,863
Wipro, Ltd.	740,310	6,023,306

		$43,944,919

Media — 0.3%
Dish TV India, Ltd.(1)	731,305	$909,644

		$909,644

Metals & Mining — 2.6%
NMDC, Ltd.	2,145,540	$5,387,163
Tata Steel, Ltd.	490,450	2,825,818

		$8,212,981

Oil, Gas & Consumable Fuels — 6.1%
Bharat Petroleum Corp., Ltd.	636,690	$4,417,182
Coal India, Ltd.	840,620	4,798,184
Oil & Natural Gas Corp., Ltd.	1,186,270	6,831,694
Reliance Industries, Ltd.	222,927	3,198,412

		$19,245,472

Pharmaceuticals — 9.6%
Cadila Healthcare, Ltd.	350,270	$4,815,802
Dr. Reddy’s Laboratories, Ltd.	301,649	9,810,207
Glenmark Pharmaceuticals, Ltd.	894,348	7,607,493
Lupin, Ltd.	721,854	8,348,841

		$30,582,343

Real Estate Management & Development — 1.8%
Prestige Estates Projects, Ltd.	879,381	$2,623,869
Sobha Developers, Ltd.	472,474	3,012,528

		$5,636,397

Thrifts & Mortgage Finance — 7.5%
Housing Development Finance Corp., Ltd.	1,203,790	$18,257,928
LIC Housing Finance, Ltd.	1,365,210	5,668,369

		$23,926,297

Tobacco — 5.7%
ITC, Ltd.	3,163,869	$18,051,982

		$18,051,982

Total India (identified cost $269,266,058)		$304,572,416

Sri Lanka — 0.6%
Industrial Conglomerates — 0.6%
John Keells Holdings PLC	1,013,368	$1,977,516

		$1,977,516

		Value
Total Sri Lanka (identified cost $1,252,562)		$1,977,516

Total Common Stocks (identified cost $270,518,620)		$306,549,932

Short-Term Investments — 1.2%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/13	$3,701	$3,700,718

Total Short-Term Investments (identified cost $3,700,718)		$3,700,718

Total Investments — 97.7% (identified cost $274,219,338)		$310,250,650

Other Assets, Less Liabilities — 2.3%		$7,420,226

Net Assets — 100.0%		$317,670,876

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at March 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$280,647,870

Gross unrealized appreciation	$55,443,578
Gross unrealized depreciation	(25,840,798)

Net unrealized appreciation	$29,602,780

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks	$—	$306,549,932	(1)(2)	$—	$306,549,932
Short-Term Investments	—	3,700,718		—	3,700,718
Total Investments	$—	$310,250,650		$—	$310,250,650

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater India Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	May 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2013